Related parties - Director and shareholder compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Board fees	$ 227
Consultancy fees	20	$ 55	$ 91
Total director and shareholder compensation	247	55	$ 91
Bottom of range
Disclosure of transactions between related parties [line items]
Related party expenses	$ 100	$ 100